UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [       ]; Amendment Number:
                                                     ----
This Amendment (Check only one.):          [    ] is a restatement.
                                           [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Promistar Investment Advisors, Inc.
Address:   540 Central Avenue
           Johnstown, PA 15902

Form 13F File Number: 28-5411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Kim Craig
Title:     President and Chief Operating Officer
Phone:     814 532 3545

Signature, Place, and Date of Signing:

/s/ Kim Craig            Johnstown, Pennsylvania            August 10, 2001
---------------          -----------------------            ---------------

Report Type:

[     ]    13F HOLDINGS REPORT.

[ X   ]    13F NOTICE.

[     ]    13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:


      Form 13F File Number                      Name

      28-07668                                  Promistar Trust Company